DEBTS PAYABLE & SENIOR SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Schedule of the future debt obligation

The Corporation has the following gross obligations as of December 31, 2020, which are expected to be payable in the following respective periods:

	Less than 1 year	1-5 years	> 5 years	Total
Trade payables and accrued liabilities	$17,606,599	$–	$–	$17,606,599
Lease obligations	4,307,052	16,593,868	41,707,890	62,608,810
Purchase consideration	9,053,057	–	–	9,053,057
Income tax payable	21,585,523	–	–	21,585,523
Debt Payable	8,644,633	54,867,766	–	63,512,399
Contingent consideration	–	27,500,000	–	27,500,000
Senior secured notes	–	110,000,000	–	110,000,000
Accrued interest payable	–	3,301,155	–	3,301,155
	$61,196,864	$212,262,789	$41,707,890	315,167,543

Debt payable
Disclosure of detailed information about borrowings [line items]
Schedule of debt

Debts payable
As of December 31, 2019	$43,995,661
Acquired through combinations and acquisitions [Note 1 and 4]	25,131,964
Incurred	–
Less: repayment	(5,615,225)
Total debts payable, undiscounted as of December 31, 2020	63,512,400
Less: discounted to fair value	(1,279,819)
Total debts payable as of December 31, 2020	$62,232,581
Total accrued interest payable related to debts payable as of December 31, 2020	$2,510,059

The details of debts payable were as follows:

	December 31, 2020
	Related party debt	Non-related party debt	Total debt
Principal payments	$31,616,879	$31,895,521	$63,512,400
Less: current portion	4,747,367	3,897,266	8,644,633
Total non-current debt, undiscounted	$26,869,512	$27,998,255	$54,867,767
Less: discount to fair value	–	(1,279,819)	(1,279,819)
Total non-current debt	$26,869,512	$26,718,436	$53,587,948

Schedule of the future debt obligation

Future debt obligations (per year)
2021	$8,644,633
2022	5,611,722
2023	11,446,496
2024	37,809,549
2025	–
Total debt obligations	$63,512,400

Senior secured notes
Disclosure of detailed information about borrowings [line items]
Schedule of debt

Senior secured notes
As of December 31, 2019	$–
Debt issued	110,000,000
Debt repaid	–
Debt issuance costs	(6,437,895)
Debt issuance costs amortized	90,858
Total senior secured notes payable as of December 31, 2020	$103,652,963
Total accrued interest payable related to senior secured notes as of December 31, 2020	$791,096